Supplement dated August 18, 2026, to the Updating Summary Prospectus and Prospectus dated

May 1, 2026, Executive Benefit VUL and Executive Benefit VUL II policies issued by Empower Annuity Insurance Company of America

COLI VUL-2 Series Account

Supplement dated August 18, 2026, to the Updating Summary Prospectus and Prospectus dated

May 1, 2026, for Executive Benefit VUL II policies

issued by Empower Life & Annuity Insurance Company of New York

COLI VUL-2 Series Account

This Supplement amends certain information in your variable universal life policy (“Policy”) updating summary prospectus and prospectus (collectively, the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-888-353-2654.

The Sub-Adviser The Putnam Advisory Company, LLC in the "APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Prospectus is hereby deleted and replaced with Templeton Asset Management Ltd. for the following funds:

•	Putnam VT Focused International Equity Fund
•	Putnam VT Global Asset Allocation Fund
•	Putnam VT International Value Fund

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-888-353-2654. Please keep this Supplement for future reference.